INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Deferred revenue and advances from customers (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022
Current
Advances from customers	$ 14,402,891	$ 5,895,313
Deferred Revenue	17,096,542
Deferred revenue and advances from customers	$ 31,499,433	$ 5,895,313